UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02120

security INCOME fund

(Exact name of registrant as specified in charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MD 20850

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

security INCOME fund

805 KING FARM BOULEVARD,
SUITE 600, ROCKVILLE, MD 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FLOATING RATE INTERESTS†† - 70.7%
Industrials - 27.0%
Novell, Inc.
7.25% due 11/24/17	$2,000,000	$1,975,000
Osmose Holdings, Inc.
6.50% due 05/02/18	1,500,000	1,488,749
Sequa Corp.
3.71% due 12/03/14	966,266	943,771
3.71% due 02/03/18	533,734	521,309
CDW LLC
3.99% due 07/15/17	1,263,136	1,233,932
NAB Holdings
6.99% due 04/01/17	1,000,000	996,250
Servicemaster Co.
2.73% due 07/24/14	798,791	788,375
2.97% due 07/24/14	198,242	195,657
AWAS Aviation Capital Ltd.
due 03/01/18	750,000	745,785
5.24% due 06/10/16	233,696	233,111
Misys plc
due 12/08/18	1,000,000	977,710
Laureate Education, Inc.
5.24% due 06/15/18	998,114	951,013
AP Alternative
4.25% due 06/30/15	1,000,000	900,000
SRA International, Inc.
6.50% due 07/20/18	922,635	892,936
Avaya, Inc.
4.96% due 10/26/17	998,032	882,140
First Data Corp.
5.24% due 02/03/18	798,569	759,926
Unifrax Corp.
6.50% due 11/18/18	749,375	754,373
Mirion Technologies
6.24% due 02/07/18	750,000	746,250
RGIS Inventory
5.50% due 10/03/17	750,000	740,625
Mitchell International, Inc.
5.74% due 02/03/18	750,000	728,123
Semtech Corp.
4.25% due 02/03/18	500,000	498,125
Avis Budget Care Rental, llc
4.25% due 03/13/19	498,750	495,509
Go Daddy Group, Inc.
5.50% due 02/03/18	496,872	489,314
Epicor Software Corp.
5.00% due 05/16/18	496,237	488,918
CPG International, Inc.
6.00% due 02/18/17	497,475	476,332
Doncasters Group
due 04/04/18	250,000	235,470
due 04/03/18	250,000	234,220
Open Solutions, Inc.
2.59% due 01/23/14	498,035	467,904
Smile Brands
6.99% due 12/21/17	462,741	459,270
Hyland Software, Inc.
6.00% due 02/03/18	350,000	347,813
Ceva Group plc
5.46% due 08/31/16	350,000	328,783
Genesys International Corporation Ltd.
6.75% due 01/25/19	249,375	249,922
Total Safety U.S., Inc.
7.49% due 10/31/17	248,750	247,922
7.49% due 04/30/12	625	623
Kronos, Inc.
5.21% due 06/09/17	249,375	248,545
Targus Group International
11.00% due 05/16/16	248,120	247,914
11.75% due 05/16/16	627	626
Plato Learning, Inc.
7.49% due 05/09/18	250,000	248,438
Flexera Software, Inc.
7.49% due 09/30/17	246,250	246,866
Mosaid Technologies, Inc.
8.49% due 12/20/16	245,313	242,859
SI Organization, Inc.
4.50% due 11/22/16	248,741	242,522
Ceridian Corp.
3.19% due 11/09/14	246,144	238,144
Freescale Semiconductor, Inc.
4.48% due 12/01/16	250,000	236,250
Wyle Services Corp.
5.74% due 03/26/17	237,772	235,097
Aspect Software, Inc.
6.24% due 05/09/16	235,025	232,969
ClientLogic
7.21% due 01/30/17	250,000	223,750
DynCorp International LLC
6.24% due 07/07/16	223,249	222,552
Endurance International
7.75% due 04/19/18	177,500	175,281
CKX Entertainment, Inc.
9.00% due 08/01/17	57,375	45,326
Total Industrials		25,562,299
Consumer Discretionary - 18.5%
Caesars Entertainment Operating Company, Inc.
5.49% due 02/03/18	1,850,000	1,644,761
Zayo Group LLC
due 06/15/19	1,000,000	1,002,320
6.99% due 11/22/17	249,375	250,103
Guitar Center, Inc.
5.72% due 04/09/17	1,250,000	1,164,950
HD Supply, Inc.
7.25% due 10/05/17	1,000,000	1,005,630
Charter Communications
3.99% due 02/03/18	997,500	989,839
Ennis-Flint
6.24% due 02/03/18	997,500	982,537

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FLOATING RATE INTERESTS†† - 70.7% (continued)
Consumer Discretionary - 18.5% (continued)
Mattress Firm
2.72% due 01/18/14	$997,391	$977,443
IPC Systems, Inc.
5.72% due 06/02/14	734,185	713,076
5.48% due 06/02/14	242,906	235,923
Federal-Mogul Corp.
2.17% due 12/29/14	642,025	609,923
2.17% due 02/03/18	313,613	297,932
2.17% due 12/27/15	35,237	33,476
2.18% due 12/29/14	3,453	3,281
2.18% due 12/27/15	1,762	1,674
Crestwood (First Reserve Crestwood Holdings LLC)
9.74% due 02/03/18	500,000	501,565
Sleepy's LLC
7.25% due 02/03/18	500,000	500,000
Yankee Candle
5.24% due 03/14/19	500,000	498,125
Totes Isotoner
7.25% due 07/07/17	493,595	488,659
7.99% due 07/07/17	4,519	4,474
Armored AutoGroup, Inc.
6.00% due 11/05/16	498,109	488,147
TI Automotive Ltd.
6.75% due 02/03/18	500,000	487,915
Univision Communications, Inc.
4.49% due 03/31/17	500,000	472,815
Schrader, Inc.
6.24% due 04/27/18	423,910	422,850
Schrader Inc.
6.24% due 04/27/18	326,090	325,275
Pharmaceutical Product Development, Inc.
6.24% due 11/18/18	249,375	250,310
FleetPride Corp.
6.75% due 11/30/17	250,000	249,895
Level 3 Financing, Inc.
5.74% due 09/01/18	250,000	249,765
KAR Auction Services, Inc.
5.00% due 05/19/17	248,797	249,730
Schaeffler AG
6.00% due 02/03/18	250,000	249,610
Renaissance Learning, Inc.
7.75% due 10/19/17	248,750	248,439
Kabel Deutschland
4.25% due 01/20/19	250,000	248,048
Amscan Holdings, Inc.
6.75% due 12/02/17	248,106	247,590
OSI Restaurant Partners, Inc.
2.56% due 06/14/14	226,315	222,462
0.06% due 06/14/14	22,219	21,840
Cequel Communications LLC
3.99% due 02/10/19	249,375	243,951
Convatec, Inc.
5.74% due 12/22/17	243,200	242,896
Burlington Coat Factory Warehouse Corp.
5.50% due 02/18/17	238,085	236,564
Digital Generation, Inc.
5.74% due 08/05/18	197,434	194,473
Boyd Gaming Corp.
6.00% due 12/17/15	165,750	166,199
Summit Entertainment, llc
6.75% due 08/21/16	149,580	148,458
Focus Brands, Inc.
7.37% due 02/22/18	3,750	3,752
Total Consumer Discretionary		17,576,675
Financials - 5.4%
UPC Financing Partnership
3.73% due 02/03/18	1,325,000	1,288,562
Nuveen Investments, Inc.
5.96% due 05/13/17	1,000,000	983,000
Istar Financial, Inc.
6.99% due 02/03/18	333,333	332,083
5.24% due 03/15/16	251,359	248,846
5.24% due 02/03/18	233,696	231,359
Ocwen Financial
6.99% due 09/01/16	500,000	501,250
Helm Financial Corp.
6.24% due 06/01/17	498,744	493,756
Lpl Holdings, Inc.
3.99% due 02/03/18	325,000	321,506
Hamilton Lane Advisors LLC
6.50% due 02/03/18	250,000	248,750
AmWINS Group, Inc.
9.24% due 12/07/19	250,000	245,313
First Data Corp.
2.99% due 09/24/14	250,000	240,490
Total Financials		5,134,915
Bank Loans - 4.7%
AlixPartners
6.50% due 05/28/19	750,000	740,249
Wolverine World Wide
due 03/01/18	500,000	499,374
Wireco Worldgroup
due 01/28/17	500,000	498,750
LHP Hospital Group, Inc.
due 06/28/19	500,000	487,500
Bushnell, Inc.
5.74% due 03/01/18	500,000	483,750
Gogo, Inc.
11.25% due 06/21/17	200,000	193,000
due 06/21/17	200,000	193,000
Residential Capital LLC
5.24% due 11/14/13	250,000	249,751
7.25% due 05/14/13	125,000	125,313
P.F. Chang’s China Bistro, Inc.
due 07/01/19	300,000	300,189

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FLOATING RATE INTERESTS†† - 70.7% (continued)
Bank Loans - 4.7% (continued)
Equipower
6.50% due 12/29/18	$200,000	$199,812
due 06/20/19	50,000	49,907
Wastequip
8.25% due 01/05/18	250,000	247,500
Acosta, Inc.
due 03/01/18	200,000	199,500
Total Bank Loans		4,467,595
Consumer Staples - 4.4%
Container Store
6.24% due 02/03/18	997,500	989,190
Pinnacle Foods
4.74% due 10/17/18	997,500	985,032
4.74% due 02/03/18	2,500	2,469
U.S. Foodservice, Inc.
5.74% due 03/31/17	998,114	954,290
Wendy's Co.
4.74% due 04/20/19	444,938	441,392
due 05/15/19	355,062	352,232
Bausch & Lomb, Inc.
5.24% due 05/10/18	250,000	248,375
Focus Brands, Inc.
6.24% due 02/22/18	222,951	223,091
6.24% due 02/03/18	12,295	12,303
Total Consumer Staples		4,208,374
Health Care - 3.8%
Catalent Pharma Solutions
5.24% due 02/03/18	526,744	521,365
5.24% due 09/15/17	270,633	267,870
4.24% due 04/10/14	198,953	196,840
Biomet, Inc.
3.46% due 03/25/15	579,496	571,737
Physiotherapy
6.00% due 04/25/18	500,000	495,835
VWR International LLC
2.73% due 06/27/14	498,080	491,645
Aspen Dental Management, Inc.
6.99% due 10/06/16	454,295	449,375
6.99% due 02/03/18	3,306	3,270
Biomet, Inc.
3.24% due 03/25/15	417,886	412,290
Grifols S.A
4.50% due 06/01/17	247,760	245,062
Total Health Care		3,655,289
Information Technology - 3.5%
API Technologies Corp.
8.75% due 06/27/16	997,071	992,085
Syniverse
5.00% due 04/20/19	1,000,000	992,080
Sabre Holdings
5.98% due 09/30/14	998,032	957,861
Telx Group, Inc.
7.75% due 09/22/17	248,750	246,885
Allen Systems Group, Inc.
6.50% due 11/21/15	100,301	95,286
Total Information Technology		3,284,197
Telecommunication Services - 2.1%
Asurion Corp.
5.50% due 02/03/18	999,091	992,686
Level 3 Financing, Inc.
2.71% due 02/03/18	535,714	525,670
2.49% due 03/13/14	214,286	210,268
Mitel U.S. Holdings, Inc.
3.71% due 10/16/14	249,993	246,451
Total Telecommunication Services		1,975,075
Materials - 0.8%
Envirosolutions
7.99% due 02/03/18	540,281	531,729
Univar, Inc.
5.00% due 06/30/17	203,741	199,688
Total Materials		731,417
Energy - 0.5%
El Paso (EP Energy)
6.50% due 02/03/18	500,000	504,220
Total Floating Rate Interests
(Cost $66,984,590)		67,100,056
ASSET BACKED SECURITIES†† - 28.8%
Triaxx Prime CDO
0.51% due 03/03/39[1,2,3]	3,379,805	2,445,389
Aerco Ltd.
0.70% due 07/15/25[1,2,3]	3,173,376	2,316,565
TCW Global Project Fund
1.12% due 09/01/17[1,2,3]	2,250,000	1,849,823
Accredited Mortgage Loan Trust
0.40% due 09/25/36[1]	2,119,422	1,840,943
GSC Partners CDO Fund Ltd.
1.32% due 10/23/17[1,2,3]	750,000	680,250
1.47% due 05/25/20[1,2,3]	750,000	603,150
Total GSC Partners CDO Fund Ltd.		1,283,400
Diversified Asset Securitization Holdings II Limited Partnership
0.96% due 09/15/35[1,2,3]	1,087,445	1,012,738
Stone Tower CDO Ltd.
1.72% due 01/29/40[1,2,3]	1,250,000	998,925
Black Diamond CLO Ltd.
1.16% due 04/29/19[1,2,3]	1,350,000	983,462
Rockwall CDO Ltd.
0.72% due 08/01/24[1,2,3]	1,157,170	966,237
Global Leveraged Capital Credit Opportunity Fund
1.47% due 12/20/18[1,2,3]	1,288,000	944,671
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	726,950	639,716
0.51% due 06/20/31[1,2,3]	322,570	277,945
Total Aircastle Aircraft Lease Backed Trust		917,661

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 28.8% (continued)
Centurion CDO VII Ltd.
1.87% due 01/30/16[1,2,3]	$1,000,000	$903,400
Zais Investment Grade Ltd.
1.79% due 07/27/18[1,2,3]	1,000,000	900,000
FM Leveraged Capital Fund
1.32% due 11/15/20[1,2,3]	1,000,000	821,130
Westchester CLO Ltd.
0.81% due 08/01/22[1,2,3]	1,000,000	778,880
Churchill Financial Cayman Ltd.
3.07% due 07/10/19[1,2,3]	1,000,000	762,770
Drug Royalty Corporation, Inc.
5.72% due 07/15/24[1,2,3]	706,538	706,533
Genesis CLO Ltd.
4.47% due 01/10/16[1,2,3]	750,000	705,000
Aircraft Lease Securitisation Ltd.
0.50% due 05/10/32[1,2,3]	745,274	700,558
Structured Asset Receivables Trust
0.97% due 01/21/15[1,2,3]	573,291	528,861
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	593,844	486,952
Airplanes Pass Through Trust
0.79% due 03/15/19[1]	844,971	481,633
DFR Middle Market CLO Ltd.
2.77% due 07/20/19[1,2,3]	500,000	471,010
Northwind Holdings LLC
1.25% due 12/01/37[1,2,3]	570,571	456,457
Raspro Trust
0.87% due 03/23/24[1,2,3]	529,735	444,977
Kennecott Funding Ltd.
1.27% due 01/13/18[1,2,3]	500,000	415,000
Colts Trust
1.27% due 03/20/21[1,2,3]	250,000	205,000
1.32% due 12/20/18[1,2,3]	184,205	179,460
Total Colts Trust		384,460
OFSI Fund Ltd.
1.32% due 09/20/19[1,2,3]	370,000	269,264
Asset Backed Securities Corporation Home Equity
1.30% due 12/25/34[1]	350,000	262,367
Hewett's Island CDO Ltd.
0.87% due 12/05/18[1,2,3]	250,000	205,000
RAMP Trust
0.80% due 12/25/34[1]	250,000	193,488
Newstar Trust
0.74% due 03/30/22[1,2,3]	204,153	192,925
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	220,225	192,802
Whitney CLO Ltd.
2.57% due 03/01/17[1,2,3]	200,000	170,468
Castle Trust
0.99% due 05/15/27[1,2,3]	175,465	163,183
LCP Dakota Fund
10.75% due 01/16/14[2]	125,000	122,813
Vega Containervessel plc
5.56% due 02/10/21[2,3]	63,438	57,728
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	41,613	40,358
Total Asset Backed Securities
(Cost $27,336,816)		27,377,831
MORTGAGE BACKED SECURITIES†† - 1.0%
Nomura Resecuritization Trust
2012-1R, 0.69% due 04/27/18[1,2,3]	1,183,837	982,585
Total Mortgage Backed Securities
(Cost $984,153)		982,585
CORPORATE BONDS†† - 0.9%
Financials - 0.6%
USI Holdings Corp.
4.34% due 11/15/14[1,2,3]	350,000	324,625
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[2,3]	250,000	264,375
Total Financials		589,000
Consumer Discretionary - 0.3%
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	131,321	131,321
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	55,250
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	33,527	33,527
Seminole Hard Rock Entertainment, Inc.
2.97% due 03/15/14[1,2,3]	20,000	19,400
Total Consumer Discretionary		239,498
Total Corporate Bonds
(Cost $811,428)		828,498
Total Investments - 101.4%
(Cost $96,116,987)		$96,288,970
Other Assets & Liabilities, net - (1.4)%		(1,340,888)
Total Net Assets - 100.0%		$94,948,082

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2012.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $26,067,572 (cost $25,954,928), or 27.5% of total net assets.

plc	Public Limited Company

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 1.5%
ProShares UltraShort 20+ Year Treasury	117,600	$1,862,784
Total Exchange Traded Fund
(Cost $2,001,552)		1,862,784
	Face Amount	Value
ASSET BACKED SECURITIES†† - 27.2%
Triaxx Prime CDO
0.51% due 03/03/39[1,2,3]	$3,379,805	2,445,389
GSC Partners CDO Fund Ltd.
1.72% due 11/20/16[1]	1,250,000	1,095,500
1.32% due 10/23/17[1,2,3]	750,000	680,250
1.47% due 05/25/20[1,2,3]	750,000	603,150
Total GSC Partners CDO Fund Ltd.		2,378,900
Aerco Ltd.
0.70% due 07/15/25[1,2,3]	3,021,521	2,205,710
Global Leveraged Capital Credit Opportunity Fund
1.47% due 12/20/18[1,2,3]	2,376,000	1,742,652
TCW Global Project Fund
1.12% due 09/01/17[1,2,3]	2,100,000	1,713,729
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	1,163,120	1,023,546
0.51% due 06/20/31[1,2,3]	645,139	555,891
Total Aircastle Aircraft Lease Backed Trust		1,579,437
Diversified Asset Securitization Holdings II Limited Partnership
0.96% due 09/15/35[1,2,3]	1,641,427	1,528,660
Accredited Mortgage Loan Trust
0.40% due 09/25/36[1]	1,319,640	1,146,248
Centurion CDO VII Ltd.
1.87% due 01/30/16[1,2,3]	1,250,000	1,129,250
FM Leveraged Capital Fund
1.32% due 11/15/20[1,2,3]	1,250,000	1,026,413
Airplanes Pass Through Trust
0.79% due 03/15/19[1]	1,800,306	1,026,174
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	1,249,980	1,024,984
Stone Tower CDO Ltd.
1.72% due 01/29/40[1,2,3]	1,250,000	998,925
Rockwall CDO Ltd.
0.72% due 08/01/24[1,2,3]	1,157,170	966,237
Fortress Credit Opportunities
0.66% due 07/15/12	1,100,000	956,175
Pacifica CDO Ltd.
5.81% due 01/26/20[2,3]	950,000	908,618
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	1,004,225	879,179
Structured Asset Receivables Trust
0.97% due 01/21/15[1,2,3]	907,710	837,363
Black Diamond CLO Ltd.
1.16% due 04/29/19[1,2,3]	1,100,000	801,339
Westchester CLO Ltd.
0.81% due 08/01/22[1,2,3]	1,000,000	778,880
Churchill Financial Cayman Ltd.
3.07% due 07/10/19[1,2,3]	1,000,000	762,770
Colts Trust
1.32% due 12/20/18[1,2,3]	552,615	538,381
1.27% due 03/20/21[1,2,3]	250,000	205,000
Total Colts Trust		743,381
Northwind Holdings LLC
1.25% due 12/01/37[1,2,3]	882,395	705,916
Kennecott Funding Ltd.
1.27% due 01/13/18[1,2,3]	700,000	581,000
Asset Backed Securities Corporation Home Equity
1.30% due 12/25/34[1]	750,000	562,214
DFR Middle Market CLO Ltd.
2.77% due 07/20/19[1,2,3]	500,000	471,010
Aircraft Lease Securitisation Ltd.
0.50% due 05/10/32[1,2,3]	491,203	461,731
Hewett's Island CDO Ltd.
0.87% due 12/05/18[1,2,3]	500,000	410,000
MC Funding Limited / MC Funding 2006-1 LLC
1.42% due 12/20/20[1,2,3]	500,000	402,495
Shinnecock CLO
1.37% due 07/15/18[1,2,3]	500,000	381,400
Drug Royalty Corporation, Inc.
5.72% due 07/15/24[1,2,3]	376,821	376,817
Genesis CLO Ltd.
4.47% due 01/10/16[1,2,3]	400,000	376,000
Whitney CLO Ltd.
2.57% due 03/01/17[1,2,3]	350,000	298,319
LCP Dakota Fund
10.75% due 01/16/14[2]	300,000	294,752
OFSI Fund Ltd.
1.32% due 09/20/19[1,2,3]	370,000	269,264
Raspro Trust
0.87% due 03/23/24[1,2,3]	288,946	242,715
Vega Containervessel plc
5.56% due 02/10/21[2,3]	236,449	215,169
Newstar Trust
0.74% due 03/30/22[1,2,3]	204,153	192,925
Castle Trust
0.99% due 05/15/27[1,2,3]	175,465	163,183
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	41,613	40,358
Total Asset Backed Securities
(Cost $34,054,679)		34,025,681
CORPORATE BONDS†† - 25.1%
Financials - 7.1%
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,3]	1,800,000	1,804,499
General Electric Capital Corp.
7.13% due 12/15/49[1,4]	1,300,000	1,373,398
City National Bank
5.38% due 07/15/22	1,000,000	1,026,834
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3,5]	900,000	812,181

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 25.1% (continued)
Financials - 7.1% (continued)
Symetra Financial Corp.
6.13% due 04/01/16[2,3]	$750,000	$766,815
CNO Financial Group, Inc.
9.00% due 01/15/18[2,3]	250,000	269,375
Ohana Military Communities LLC
5.88% due 10/01/51[2,3,5]	199,399	177,613
6.15% due 10/01/51[2,3,5]	100,000	89,924
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[2,3]	250,000	264,375
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[2,3,5]	200,000	263,135
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	250,000	262,813
Jefferies Group, Inc.
6.88% due 04/15/21	250,000	251,402
USI Holdings Corp.
9.75% due 05/15/15[2,3]	250,000	250,938
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	200,000	214,126
Blackstone Holdings Finance Company LLC
5.88% due 03/15/21[2,3]	200,000	208,760
Axis Bank Ltd.
5.13% due 09/05/17[2,3]	200,000	200,398
JPMorgan Chase Capital XXV
6.80% due 10/01/37	150,000	149,999
Kennedy-Wilson, Inc.
8.75% due 04/01/19	125,000	128,750
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2,3]	125,000	126,943
Lancer Finance Company SPV Ltd.
5.85% due 12/12/16[2,3]	110,491	114,747
Total Financials		8,757,025
Consumer Discretionary - 5.5%
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	850,000	841,499
Wok Acquisition Corp.
10.25% due 06/30/20[2,3]	750,000	772,500
Ceridian Corp.
8.88% due 07/15/19[2,3]	750,000	750,000
Sabre, Inc.
8.50% due 05/15/19[2,3,5]	700,000	710,500
WMG Acquisition Corp.
11.50% due 10/01/18	465,000	513,824
Expedia, Inc.
5.95% due 08/15/20[5]	490,000	513,377
Lions Gate Entertainment, Inc.
10.25% due 11/01/16[2,3]	415,000	454,425
Mastro's Restaurants LLC/RRG Finance Corp.
12.00% due 06/01/17[2,3]	340,000	345,950
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	312,793	340,944
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	250,000	257,500
Stanadyne Corp.
10.00% due 08/15/14	250,000	218,438
Continental Airlines 2012-1 Class B Pass Thru Trusts
6.25% due 04/11/20	200,000	202,000
Caesars Entertainment Operating Company, Inc.
8.50% due 02/15/20[2,3]	150,000	151,125
Seminole Indian Tribe of Florida
7.75% due 10/01/17[2,3,5]	125,000	136,250
MGM Resorts International
8.63% due 02/01/19[2,3]	125,000	133,750
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	125,000	132,500
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[5]	131,321	131,321
Empire Today LLC / Empire Today Finance Corp.
11.38% due 02/01/17[2,3]	125,000	126,563
Logan's Roadhouse, Inc.
10.75% due 10/15/17	85,000	81,388
INTCOMEX, Inc.
13.25% due 12/15/14	50,000	50,000
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14[5]	33,527	33,527
Seminole Hard Rock Entertainment, Inc.
2.97% due 03/15/14[1,2,3]	20,000	19,400
Total Consumer Discretionary		6,916,781
Industrials - 3.2%
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[2,3]	1,284,000	1,328,940
Embraer S.A.
5.15% due 06/15/22	750,000	769,875
CEVA Group plc
8.38% due 12/01/17[2,3]	725,000	703,250
International Lease Finance Corp.
7.13% due 09/01/18[2,3,5]	500,000	551,250
CPM Holdings, Inc.
10.63% due 09/01/14	250,000	265,000
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	250,000	263,125

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 25.1% (continued)
Industrials - 3.2% (continued)
Thermadyne Holdings Corp.
9.00% due 12/15/17	$100,000	$102,250
Total Industrials		3,983,690
Energy - 2.7%
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20[2,3,5]	750,000	761,250
Exterran Holdings, Inc.
7.25% due 12/01/18	750,000	720,000
Dolphin Energy Ltd.
5.50% due 12/15/21[2,3]	350,000	389,829
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[2,3]	325,000	325,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	325,000	322,563
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	250,000	249,375
Quicksilver Resources, Inc.
7.13% due 04/01/16	250,000	192,500
Precision Drilling Corp.
6.50% due 12/15/21[2,3]	125,000	127,500
SandRidge Energy, Inc.
7.50% due 03/15/21	125,000	123,438
EP Energy LLC / EP Energy Finance, Inc.
6.88% due 05/01/19[2,3]	100,000	104,500
Total Energy		3,315,955
Telecommunication Services - 2.3%
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20[2,3]	600,000	637,500
8.13% due 01/01/20[2,3]	400,000	418,000
Open Solutions, Inc.
9.75% due 02/01/15[2,3]	500,000	440,000
CommScope, Inc.
8.25% due 01/15/19[2,3]	325,000	343,688
DISH DBS Corp.
6.75% due 06/01/21	250,000	270,000
Sprint Nextel Corp.
7.00% due 03/01/20[2,3]	250,000	260,000
Level 3 Financing, Inc.
4.51% due 02/15/15[1]	250,000	241,250
Oi S.A.
5.75% due 02/10/22[2,3]	200,000	203,800
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[2,3]	100,000	97,000
Total Telecommunication Services		2,911,238
Health Care - 1.9%
Apria Healthcare Group, Inc.
11.25% due 11/01/14	750,000	776,249
12.38% due 11/01/14	400,000	379,000
Symbion, Inc.
8.00% due 06/15/16	350,000	348,250
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[2,3]	275,000	278,438
Express Scripts Holding Co.
4.75% due 11/15/21[2,3,5]	250,000	276,645
HCA, Inc.
6.50% due 02/15/20	125,000	135,469
Physio-Control International, Inc.
9.88% due 01/15/19[2,3]	125,000	133,125
Total Health Care		2,327,176
Information Technology - 1.0%
Lawson Software, Inc.
11.50% due 07/15/18[2,3]	750,000	847,500
Stream Global Services, Inc.
11.25% due 10/01/14	325,000	331,500
Compucom Systems, Inc.
12.50% due 10/01/15[2,3]	100,000	103,875
Total Information Technology		1,282,875
Consumer Staples - 0.8%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC
6.88% due 02/15/21[2,3]	325,000	338,000
Central Garden and Pet Co.
8.25% due 03/01/18	325,000	325,813
US Foods, Inc.
8.50% due 06/30/19[2,3]	250,000	253,750
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[2,3]	125,000	134,375
Yankee Candle Company, Inc.
8.50% due 02/15/15	6,000	6,120
Total Consumer Staples		1,058,058
Materials - 0.5%
Kaiser Aluminum Corp.
8.25% due 06/01/20[2,3]	250,000	255,000
APERAM
7.75% due 04/01/18[2,3]	250,000	212,500
Mirabela Nickel Ltd.
8.75% due 04/15/18[2,3]	250,000	171,250
Total Materials		638,750
Utilities - 0.1%
AES Corp.
7.38% due 07/01/21[2,3]	125,000	139,063
Total Corporate Bonds
(Cost $30,924,703)		31,330,611

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FLOATING RATE INTERESTS†† - 8.0%
Industrials - 3.4%
Novell, Inc.
7.25% due 11/24/17	$750,000	$740,625
AP Alternative
4.25% due 06/30/15	595,215	535,693
Genesys International Corporation Ltd.
6.75% due 01/25/19	249,375	249,922
Targus Group International
11.00% due 05/16/16	248,120	247,914
11.75% due 05/16/16	627	626
Misys plc
11.99% due 12/06/19	250,000	244,583
Servicemaster Co.
2.73% due 07/24/14	198,432	195,845
2.97% due 07/24/14	49,264	48,621
Ceridian Corp.
3.19% due 11/09/14	246,144	238,144
Freescale Semiconductor, Inc.
4.48% due 12/01/16	250,000	236,250
CEVA Group plc
5.46% due 08/31/16	250,000	234,845
Open Solutions, Inc.
2.59% due 01/23/14	248,691	233,646
Smile Brands, Inc.
6.99% due 12/21/17	208,000	206,440
Tasc, Inc.
4.50% due 12/18/15	188,898	184,804
Endurance International
7.75% due 04/19/18	177,500	175,281
NAB Holdings
6.99% due 04/01/17	175,000	174,344
First Data Corp.
5.24% due 02/03/18	178,213	169,589
Plato Learning, Inc.
7.49% due 05/09/18	100,000	99,375
CKX Entertainment Inc.
9.00% due 08/01/17	57,375	45,326
Total Industrials		4,261,873
Consumer Discretionary - 1.9%
Schaeffler AG
6.00% due 02/14/17	250,000	249,610
Kabel Deutschland
4.25% due 01/20/19	250,000	248,047
API Technologies Corp.
8.75% due 06/27/16	248,798	247,554
Crown Castle International
3.99% due 01/25/19	248,750	244,708
Armored Autogroup Inc.
6.00% due 11/05/16	249,369	244,381
Cequel Communications LLC
3.99% due 02/03/18	249,375	243,951
OSI Restaurant Partners LLC
2.56% due 06/14/14	224,659	220,834
0.06% due 06/14/14	22,219	21,840
Boyd Gaming Corp.
6.00% due 12/17/15	165,750	166,199
HD Supply Inc.
7.25% due 02/03/18	150,000	150,845
Summit Entertainment, LLC
6.75% due 08/21/16	149,580	148,458
Caesars Entertainment Operating Company, Inc.
5.49% due 02/03/18	150,000	133,359
Total Consumer Discretionary		2,319,786
Financials - 0.7%
Nuveen Investments, Inc.
5.96% due 05/13/17	250,000	245,750
AmWINS Group, Inc.
9.24% due 12/07/19	250,000	245,313
Ocwen Financial
6.99% due 09/01/16	223,029	223,586
Helm Financial Corp.
6.24% due 06/01/17	150,000	148,500
Total Financials		863,149
Health Care - 0.6%
HCA, Inc.
2.49% due 11/18/13	250,000	248,528
VWR International LLC
2.73% due 06/27/14	248,721	245,507
Catalent Pharma Solutions
4.24% due 04/10/14	248,042	245,408
Total Health Care		739,443
Bank Loans - 0.5%
Gogo, Inc.
11.25% due 06/21/17	500,000	482,500
Zayo Group LLC
due 06/15/19	200,000	200,464
Total Bank Loans		682,964
Telecommunication Services - 0.4%
Asurion Corp.
11.00% due 02/03/18	250,000	258,750
Mitel U.S. Holdings, Inc.
3.71% due 10/16/14	249,993	246,451
Total Telecommunication Services		505,201
Consumer Staples - 0.4%
U.S. Foodservice, Inc.
5.74% due 03/31/17	249,370	238,694

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FLOATING RATE INTERESTS†† - 8.0% (continued)
Consumer Staples - 0.4% (continued)
Prestige Brands
5.24% due 01/27/19	$220,833	$221,593
6.24% due 01/27/19	2,652	2,661
Total Consumer Staples		462,948
Energy - 0.1%
El Paso (EP Energy)
6.50% due 02/03/18	100,000	100,844
Total Energy		100,844
Total Floating Rate Interests
(Cost $9,820,470)		9,936,208
MORTGAGE BACKED SECURITIES†† - 1.7%
Nomura Resecuritization Trust
2012-1R,0.69% due 04/27/18[1,2,3]	2,367,674	1,965,169
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/29[2,3]	150,000	151,121
Total Mortgage Backed Securities
(Cost $2,118,303)		2,116,290
REPURCHASE AGREEMENT†† - 1.6%
Jefferies & Co. issued 06/14/12 at 2.74% due 07/02/12 (secured by Master Reperforming Loan Trust, at a rate of 2.74% and maturing 07/03/12 as collateral, with a value of $1,995,000) to be repurchased at $1,997,885	1,995,000	1,995,000
Total Repurchase Agreement
(Cost $1,995,000)		1,995,000

	Contracts

OPTIONS PURCHASED† - 0.2%
Call Options Purchased on:
September 2012 SPDR Gold Shares Expiring with strike price of $152.00	199	148,255
January 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $18.00	1,807	140,946
September 2012 SPDR Gold Shares Expiring with strike price of $157.00	110	57,200
January 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $21.00	513	14,877
Total Call Options Purchased		361,278
Total Options Purchased
(Cost $401,142)		361,278
Total Long Investments - 65.3%
(Cost $81,315,849)		$81,627,852

OPTIONS WRITTEN† - (0.3)%
Call Options Written on:
SPDR Gold Shares Expiring September 2012 with strike price of $170.00	165	(26,400)
SPDR Gold Shares Expiring September 2012 with strike price of $165.00	298	(70,030)
Total Call Options Written		(96,430)
Put Options Written on:
ProShares UltraShort 20+ Year Treasury Expiring January 2013 with strike price of $19.00	513	(194,940)
ProShares UltraShort 20+ Year Treasury Expiring January 2013 with strike price of $15.00	1,807	(200,577)
Total Put Options Written		(395,517)
Total Options Written
(Premiums received $376,063)		(491,947)
Other Assets & Liabilities, net - 35.0%		43,632,392
Total Net Assets - 100.0%		$124,768,297

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2012.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $50,687,601 (cost $50,245,308), or 40.6% of total net assets.
[4]	Perpetual maturity.
[5]	All or portion of this security is pledged or collateral for open written option contracts at June 30, 2012.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 38.7%
Financials - 18.1%
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[1,2]	$900,000	$902,250
Symetra Financial Corp.
6.13% due 04/01/16[1,2]	515,000	526,545
Bank of America North America
6.10% due 06/15/17	300,000	320,770
5.30% due 03/15/17	140,000	145,758
General Electric Capital Corp.
7.13% due 12/15/49[3,4]	400,000	422,584
City National Bank
5.38% due 07/15/22	350,000	359,392
CubeSmart Limited Partnership
4.80% due 07/15/22	350,000	353,813
Blackstone Holdings Finance Company LLC
5.88% due 03/15/21[1,2]	150,000	156,570
6.63% due 08/15/19[1,2]	125,000	136,944
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[1,2]	210,000	276,291
Western Group Housing Limited Partnership
6.75% due 03/15/57[1,2]	250,000	257,480
Alleghany Corp.
4.95% due 06/27/22	250,000	254,729
Jefferies Group, Inc.
6.88% due 04/15/21	250,000	251,402
IPIC GMTN Ltd.
5.50% due 03/01/22[1,2]	225,000	245,250
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	200,000	214,126
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1,2]	200,000	211,500
WEA Finance LLC
4.63% due 05/10/21[1,2]	130,000	137,388
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	136,070
WR Berkley Corp.
5.38% due 09/15/20	125,000	134,637
Ohana Military Communities LLC
5.88% due 10/01/51[1,2]	149,549	133,209
National Life Insurance Co.
10.50% due 09/15/39[1,2]	100,000	133,159
Digital Realty Trust, LP
5.25% due 03/15/21	125,000	133,064
Korea Development Bank
3.88% due 05/04/17	125,000	132,895
Allied World Assurance Company Ltd.
7.50% due 08/01/16	115,000	132,592
Ironshore Holdings US, Inc.
8.50% due 05/15/20[1,2]	120,000	131,044
Aflac, Inc.
8.50% due 05/15/19	100,000	130,541
Macquarie Group Ltd.
6.25% due 01/14/21[1,2]	130,000	129,351
Metlife Capital Trust IV
7.88% due 12/15/37[1,2]	115,000	127,650
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	120,000	127,596
Scottrade Financial Services, Inc.
6.13% due 07/11/21[1,2]	125,000	126,943
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	140,000	126,339
Morgan Stanley
3.80% due 04/29/16	130,000	125,944
Nationwide Health Properties, Inc.
6.00% due 05/20/15	115,000	124,715
Total Financials		7,258,541
Energy - 6.6%
Murphy Oil Corp.
4.00% due 06/01/22	350,000	356,458
Reliance Holdings USA, Inc.
5.40% due 02/14/22[1,2]	350,000	349,979
Dolphin Energy Ltd.
5.50% due 12/15/21[1,2]	250,000	278,450
Phillips 66
4.30% due 04/01/22[1,2]	250,000	262,992
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[1,2]	220,500	230,974
Korea National Oil Corp.
4.00% due 10/27/16[1,2]	125,000	132,462
DCP Midstream LLC
4.75% due 09/30/21[1,2]	125,000	132,073
Valero Energy Corp.
9.38% due 03/15/19	100,000	131,422
Equities Corp.
4.88% due 11/15/21	125,000	127,679
Bill Barrett Corp.
7.63% due 10/01/19	125,000	125,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	125,000	124,688
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	125,000	124,063
SandRidge Energy, Inc.
7.50% due 03/15/21	125,000	123,438
DCP Midstream Operating, LP
4.95% due 04/01/22	100,000	102,634
Total Energy		2,602,312
Consumer Discretionary - 5.3%
Expedia, Inc.
5.95% due 08/15/20	490,000	513,377
Wyndham Worldwide Corp.
4.25% due 03/01/22	500,000	503,471
QVC, Inc.
5.13% due 07/02/22[1,2]	150,000	153,116

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 38.7% (continued)
Consumer Discretionary - 5.3% (continued)
Continental Airlines 2012-1 Class A Pass Thru Trusts
4.15% due 04/11/24	$150,000	$147,375
International Game Technology
5.50% due 06/15/20	125,000	134,914
Grupo Televisa SAB
6.63% due 03/18/25	110,000	134,701
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14[1]	130,000	132,925
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	131,321	131,321
Hyatt Hotels Corp.
6.88% due 08/15/19[1,2]	110,000	129,847
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[1,2]	125,000	128,269
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	33,527	33,527
Total Consumer Discretionary		2,142,843
Industrials - 3.0%
International Lease Finance Corp.
7.13% due 09/01/18[1,2]	250,000	275,625
Asciano Finance Ltd.
4.63% due 09/23/20[1,2]	230,000	228,819
Embraer S.A.
5.15% due 06/15/22	200,000	205,300
Sequa Corp.
11.75% due 12/01/15[1,2]	125,000	131,875
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	125,000	131,563
Coleman Cable, Inc.
9.00% due 02/15/18	125,000	128,750
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[1,2]	115,560	119,605
Total Industrials		1,221,537
Materials - 1.3%
POSCO
5.25% due 04/14/21[1,2]	120,000	131,438
Alcoa, Inc.
5.40% due 04/15/21	130,000	129,450
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[1,2]	125,000	129,155
Sonoco Products Co.
4.38% due 11/01/21	120,000	126,572
Total Materials		516,615
Telecommunication Services - 1.2%
Oi S.A.
5.75% due 02/10/22[1,2]	200,000	203,800
Qtel International Finance Ltd.
4.75% due 02/16/21[1,2]	125,000	133,125
WPP Finance 2010
4.75% due 11/21/21	125,000	131,168
Total Telecommunication Services		468,093
Bermuda - 0.9%
Bermuda Government International Bond
4.14% due 01/03/23[1,2]	350,000	352,194
Information Technology - 0.8%
Freescale Semiconductor, Inc.
9.25% due 04/15/18[1,2]	125,000	133,750
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	127,500
iGATE Corp.
9.00% due 05/01/16	75,000	80,250
Total Information Technology		341,500
Utilities - 0.6%
Abu Dhabi National Energy Co.
5.88% due 12/13/21[1,2]	125,000	138,281
ONEOK, Inc.
4.25% due 02/01/22	100,000	104,726
Total Utilities		243,007
Consumer Staples - 0.3%
Grupo Bimbo SAB de CV
4.88% due 06/30/20[1,2]	120,000	132,288
Yankee Candle Company, Inc.
8.50% due 02/15/15	5,000	5,100
Total Consumer Staples		137,388
Cayman Islands - 0.3%
Government of the Cayman Islands
5.95% due 11/24/19[1,2]	125,000	136,875
Bahamas - 0.3%
Commonwealth of the Bahamas
6.95% due 11/20/29[1,2]	110,000	127,600
Total Corporate Bonds
(Cost $15,059,303)		15,548,505
ASSET BACKED SECURITIES†† - 37.9%
GSC Partners CDO Fund Ltd.
1.32% due 10/23/17[1,2,3]	500,000	453,500
1.72% due 11/20/16[3]	500,000	438,200
1.47% due 05/25/20[1,2,3]	250,000	201,050
Total GSC Partners CDO Fund Ltd.		1,092,750
Dominos Pizza Master Issuer LLC
5.22% due 01/25/42[1,2]	996,250	1,038,852
Rockwall CDO Ltd.
0.72% due 08/01/24[1,2,3]	1,157,170	966,237
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	763,298	671,702
0.51% due 06/20/31[1,2,3]	322,570	277,945
Total Aircastle Aircraft Lease Backed Trust		949,647
Aerco Ltd.
0.70% due 07/15/25[1,2,3]	1,271,297	928,047
Churchill Financial Cayman Ltd.
3.07% due 07/10/19[1,2,3]	1,000,000	762,770

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 37.9% (continued)
Global Leveraged Capital Credit Opportunity Fund
1.47% due 12/20/18[1,2,3]	$1,036,000	$759,844
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	876,232	718,510
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	739,955	647,816
Airplanes Pass Through Trust
0.79% due 03/15/19[3]	1,120,880	638,902
Colts Trust
1.32% due 12/20/18[1,2,3]	368,410	358,920
1.27% due 03/20/21[1,2,3]	250,000	205,000
Total Colts Trust		563,920
Pacifica CDO Ltd.
5.81% due 01/26/20[1,2]	500,000	478,220
DFR Middle Market CLO Ltd.
2.77% due 07/20/19[1,2,3]	500,000	471,010
Northwind Holdings LLC
1.25% due 12/01/37[1,2,3]	570,571	456,457
TCW Global Project Fund
1.12% due 09/01/17[1,2,3]	500,000	421,715
Kennecott Funding Ltd.
1.27% due 01/13/18[1,2,3]	500,000	415,000
MC Funding Limited / MC Funding 2006-1 LLC
1.42% due 12/20/20[1,2,3]	500,000	402,495
Westchester CLO Ltd.
0.81% due 08/01/22[1,2,3]	500,000	389,440
Black Diamond CLO Ltd.
1.16% due 04/29/19[1,2,3]	500,000	364,245
Emporia Preferred Funding
0.97% due 10/18/18[1,2,3]	430,000	348,055
Structured Asset Receivables Trust
0.97% due 01/21/15[1,2,3]	334,420	308,502
OFSI Fund Ltd.
1.32% due 09/20/19[1,2,3]	370,000	269,264
Textainer Marine Containers Ltd.
4.21% due 04/15/27[1,2]	245,833	247,619
Drug Royalty Corporation, Inc.
5.72% due 07/15/24[1,2,3]	235,513	235,511
Genesis CLO Ltd.
4.47% due 01/10/16[1,2,3]	250,000	235,000
Hewett's Island CDO Ltd.
0.87% due 12/05/18[1,2,3]	250,000	205,000
Newstar Trust
0.74% due 03/30/22[1,2,3]	204,153	192,925
Whitney CLO Ltd.
2.57% due 03/01/17[1,2,3]	200,000	170,468
Castle Trust
0.99% due 05/15/27[1,2,3]	175,465	163,183
Raspro Trust
0.87% due 03/23/24[1,2,3]	192,631	161,810
Vega Containervessel plc
5.56% due 02/10/21[1,2]	135,526	123,328
LCP Dakota Fund
10.75% due 01/16/14[1]	125,000	122,813
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	41,613	40,358
Total Asset Backed Securities
(Cost $15,095,235)		15,289,713
MORTGAGE BACKED SECURITIES†† - 20.9%
Freddie Mac[5]
#G03400, 5.50% due 03/01/37	2,535,769	2,764,002
#G03604, 5.50% due 01/01/38	1,764,732	1,923,568
#A86522, 4.50% due 05/01/39	321,085	343,061
#G05535, 4.50% due 07/01/39	257,293	274,903
#A89870, 4.50% due 11/01/39	238,539	254,865
Total Freddie Mac		5,560,399
Ginnie Mae
#782488, 5.50% due 11/15/38	1,077,304	1,196,139
Wachovia Bank Commercial Mortgage Trust
2006-C27,5.79% due 07/15/45[3]	500,000	532,158
Morgan Stanley Capital I, Inc.
2006-IQ12,5.37% due 12/15/43	500,000	521,351
GS Mortgage Securities Corporation II
2006-GG8,5.59% due 11/10/39	400,000	415,358
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[1,2]	200,000	201,539
Total Mortgage Backed Securities
(Cost $8,398,824)		8,426,944
MUNICIPAL BONDS†† - 1.6%
California - 1.0%
Glendale Unified School District General Obligation Unlimited
0.00% due 09/01/27	300,000	142,239
Cypress School District General Obligation Unlimited
0.00% due 08/01/35	500,000	138,875
California Health Facilities Financing Authority Revenue Bonds
5.25% due 08/15/31	120,000	134,863
Rowland Unified School District General Obligation Unlimited
0.00% due 08/01/41	110,000	23,769
Total California		439,746
Illinois - 0.3%
Chicago Transit Authority Revenue Bonds
5.25% due 12/01/31	100,000	112,978

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
MUNICIPAL BONDS†† - 1.6% (continued)
Pennsylvania - 0.3%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 10/15/31	$100,000	$109,303
Total Municipal Bonds
(Cost $599,130)		662,027
Total Investments - 99.1%
(Cost $39,152,492)		$39,927,189
Other Assets & Liabilities, net - 0.9%		370,268
Total Net Assets - 100.0%		$40,297,457

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $22,221,842 (cost $21,721,132), or 55.1% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2012.
[4]	Perpetual maturity.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Funds’ adviser, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of

Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Floating Rate Strategies Fund	$–	$96,288,970	$–	$96,288,970
Macro Opportunities Fund	2,224,062	79,403,790	–	81,627,852
Total Return Bond Fund	–	39,927,189	–	39,927,189
Liabilities
Macro Opportunities Fund	$491,947	$–	$–	$491,947

For the period ended June 30, 2012, there were no transfers between levels.

3. Options Written

Transactions in options written during the period ended June 30, 2012 were as follows:

Written Call Options
Macro Opportunities Fund
	Number of contracts	Premiun amount
Balance at September 30, 2011	–	$–
Options Written	463	83,477
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at June 30, 2012	463	$83,477

Written Put Options
	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2011	–	$–
Options Written	4,186	495,959
Options terminated in closing purchase transactions	(690)	(138,687)
Options expired	(1,176)	(64,686)
Options exercised	–	–
Balance at June 30, 2012	2,320	$292,586

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Item 2. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND
By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer
Date:	August 28, 2012